[LETTERHEAD OF
STATE STREET RESEARCH & MANAGEMENT COMPANY
ONE FINANCIAL CENTER
BOSTON, MASSACHUSETTS 02111]

VIA EDGAR
---------

March 12, 2002

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  State Street Research Capital Trust
     Securities Act of 1933 Registration No. 2-86271
     Investment Company Act of 1940 File No. 811-3838
     CIK 0000727101
     ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Capital Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on January 29, 2002 (EDGAR accession number 0000912057-02-003123). The prospectus for State Street Research Aurora Fund was supplemented on February 1, 2002; the supplement was filed electronically on January 29, 2002 (EDGAR accession number 0000912057-02-003123):

                            PROSPECTUSES               SUPPLEMENT
FUND                        DATED FEBRUARY 1, 2002     DATED FEBRUARY 1, 2002
----                        ----------------------     ----------------------
                            CHINESE     SPANISH        CHINESE     SPANISH
                            -------     -------        -------     -------
State Street Research
Emerging Growth Fund             X          X

State Street Research
Aurora Fund                                 X                           X

State Street Research
Mid-Cap Growth Fund                         X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

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If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
CAPITAL TRUST


By:  /s/ Amy L. Simmons
     -----------------------------
     Amy L. Simmons
     Assistant Secretary


cc:  Peter T. Fariel, Esq.
     Geoffrey R.T. Kenyon, Esq.
     Lauren Wooley
       Goodwin Procter LLP
     Terrence J. Cullen, Esq.
       State Street Research & Management Company